Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 111,971	$ 109,518	$ 106,876
Increases	13,363	17,067	22,382
Disposals	(1,117)	(1,869)	(1,842)
Depreciation and impairment	(15,099)	(13,171)	(17,010)
Currency translation adjustment	2,302	(1,057)	(3,449)
Other	(2,023)	1,483	2,561
Net amount as of the end of the period	109,397	111,971	109,518
Impact of impairments of assets	3,901	1,780	5,544
Impact of finance lease contracts	855
Impact of the asset for site restitution	(773)		956
Effect of entries in the consolidation scope		751
Reclassification as non-current assets held for sale and discontinued operations	$ (2,604)	(365)
Reversal of reclassification as non-current assets held for sale and discontinued operations		$ 627
Cancelation of reclassification as non-current assets held for sale and discontinued operations			$ 1,128
Joint operation in Kharyaga, Russia
Analysis of change in net property, plant and equipment
Percentage of interest in joint operation sold		20.00%